SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation:

The financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP"), followed consistently.

b.	Use of estimates:

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
On an ongoing basis, the Company's management evaluates estimates, including those related to fair values of investment in BioCancell, and fair values of stock-based awards. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

c.	Financial statements in U.S. dollars:

A substantial portion of the Company's cash flow transactions is incurred in dollars. Investing activities and equity transactions are made in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification ("ASC") No. 830. All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less.

e.	Marketable securities:

The Company accounted for investments in marketable securities in accordance with ASC No. 320, "Investments - Debt and Equity Securities".

Management determined the appropriate classification of its investments at the time of purchase and reevaluated such determinations at each balance sheet date.

The Company classified all of its marketable securities as available for sale. Available for sale securities are stated at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in "financial income (expenses), net" and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortizations together with interest are included in "financial income (expenses), net".

The Company recognized an impairment charge when the fair value of a debt security is below its cost basis of such security and such decline is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the decline, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in the statement of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income. For the three years ended December 31, 2012, the Company did not identify any other-than-temporary impairment loss.

f.	Investment:

The Company adopted ASC No. 825, "Financial Instruments" as of the date of the investment in BioCancell and elected to apply the fair value option to its investment. The primary reasons for electing the fair value option were simplification and cost-benefit considerations, as well as expansion of the use of fair value measurement being consistent with the FASB's measurement objectives for accounting for financial instruments. The losses and gains due to changes in fair value for items measured at fair value pursuant to election of the fair value option were included in financial income (expenses), net. Refer also Note 5.

g.	Research and development expenses:

Research and development expenses include funding for few early-stage biotechnology projects performed by research facilities, and are charged to the statement of operations, as incurred.

h.	Income taxes:

The Company account for income taxes in accordance with ASC No. 740, "Income Taxes". This ASC prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it not is more likely than not that a portion or all of the deferred tax assets will be realized.

Based on ASC No. 740 a two-step approach is used to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. When necessary, The Company accrues interest and penalties related to unrecognized tax benefits in its provision for income tax.

i.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation". ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's income statements.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are, expected stock price volatility, and the expected option term. No options were granted during 2010, 2011 and 2012. The Company grants restricted shares and values them based on the market value of the underlying shares at the date of grant.

j.	Fair value of financial instruments:

The Company measures its cash equivalents, deposits, marketable securities and investment at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data.

Level 3 - Unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

k.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC No. 260, "Earnings per Share".

The total number of shares excluded from the calculation of the diluted net earnings (loss) per share, because they had anti-dilutive effect, for the years ended December 31, 2010 and 2011 and 2012, were 265,384, 376,673 and 264,793, respectively.

l.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents.

Cash and cash equivalents are invested in major banks in Israel and the U.S., mainly in U.S. dollars. Such funds in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the institutions in which the Company invests and the financial institutions that hold the Company's investments are financially sound and, accordingly, low credit risk exists with respect to these investments.

In addition, with respect to the Company's investment in Biocancell, refer to Note 5.

The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

m.	Treasury shares:

The Company repurchases Ordinary shares on the open market which are held as treasury shares. The Company presents the cost of repurchased treasury shares as a reduction in shareholders' equity.